Computation of Difference Between Actual Total Provision for Federal and State Income Taxes and Federal Income Taxes (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule Of Effective Tax Rates Line Items
Computed "expected" tax expense	$ 1,966,210	$ 1,049,910	$ 2,807,578
Increase (decrease) in tax expense resulting from:
State income taxes, net of federal tax effect	(111,371)	(37,022)	37,827
Tax-exempt income	(437,006)	(383,779)	(394,857)
Market value depreciation of ESOP shares	(2,816)		1,492
Management retirement plan	51,224
Release of uncertain tax position reserve	(1,010,000)
Other, net	182,809	65,283	(365,379)
Income tax expense	$ 639,050	$ 694,392	$ 2,086,661